AMERICAN PENSION INVESTORS TRUST

Supplement dated July 18, 2006

to the

Advisor Class Shares Prospectus,

Primary Class Shares Prospectus,

Class D Shares Prospectus and

Statement of Additional Information (“SAI”)

dated October 1, 2005, as supplemented June 13, 2006

This supplement provides new and additional information that affects information contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

Effective July 18, 2006, Advisor Class Shares of the Funds have been renamed Class A Shares. Accordingly, all references to “Advisor Class Shares” in each Prospectus and Statement of Additional Information are now replaced with “Class A Shares.”

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SAI FOR FUTURE REFERENCE.